WARRANT (Details - Warrant Liability) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Guarantees and Product Warranties [Abstract]
Balance at the beginning of period	$ 312,320	$ 0
Warrants issued to investors	0	287,520
Fair value change of warrants included in earnings	0	24,800
Balance at the end of period	$ 312,320	$ 312,320